Subsequent Events (Details) - USD ($)								1 Months Ended	2 Months Ended	9 Months Ended	10 Months Ended
	Jan. 31, 2023	Jan. 08, 2023	Nov. 17, 2022	Oct. 17, 2022	May 12, 2022	Feb. 15, 2022	Jan. 10, 2022	Jan. 27, 2022	Nov. 30, 2022	Sep. 30, 2022	Dec. 31, 2020	Nov. 10, 2022	Oct. 10, 2022	Apr. 18, 2022	Apr. 11, 2022	Mar. 30, 2022	Feb. 28, 2022	Feb. 14, 2022	Dec. 31, 2021	Dec. 20, 2021	Jan. 11, 2021
Subsequent Events (Details) [Line Items]
Debt instrument, repurchase amount																			$ 51,000,000
Preference shares, authorized										20,000,000	20,000,000								20,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001								$ 0.0001
Minimum net worth to consummate business combination				$ 5,000,001
Funding Commitment Letter [Member]
Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				10,000,000
Aggregate Outstanding Amount				310,000,000
Sorrento [Member] | Two Thousand And Twenty Two Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, term					7 years
Debt instrument, interest rate, stated percentage					2.66%
Sorrento [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, repurchase amount										$ 100,000,000	$ 13,700,000									$ 51,000,000
Scilex Pharma Note [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage											9.15%								7.70%
Scilex Pharma Note [Member] | Subordinated Debt [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face amount																		$ 35,000,000
Debt instrument, repurchase amount																	$ 20,000,000
Restricted cash																	10,000,000
Vicker's Vantage
Subsequent Events (Details) [Line Items]
Contribution per share																				$ 0.75	$ 10
Sponsor loan							$ 1,035,000
Debt instrument face amount														$ 500,000	$ 1,500,000					$ 500,000
Preference shares, authorized										1,000,000	1,000,000								1,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001								$ 0.0001
Stock Issued During Period, Shares, Issued for Services											25,000
Vicker's Vantage | Maximum [Member]
Subsequent Events (Details) [Line Items]
Preference shares, authorized										45,000,000
Vicker's Vantage | Minimum [Member]
Subsequent Events (Details) [Line Items]
Preference shares, authorized										20,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Minimum time declared to file with sec regarding resale registration statement					60 days
Minimum net worth to consummate business combination				5,000,001
Subsequent Event [Member] | Yorkville [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate ordinary shares (in Shares)										250,000
Subsequent Event [Member] | B. Riley [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate ordinary shares (in Shares)	250,000
Subsequent Event [Member] | B. Riley [Member] | PurchaseType A [Member] | Scilex Common Stock Member
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share	$ 0.1
Stock Issued During Period, Shares, Issued for Services	1,000,000
Subsequent Event [Member] | B. Riley [Member] | PurchaseType B [Member] | Scilex Common Stock Member
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share	$ 0.25
Stock Issued During Period, Shares, Issued for Services	1,000,000
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Yorkville [Member]
Subsequent Events (Details) [Line Items]
Period After Registration When The Request Could Be Made To The Investee To Purchase The Shares			36 months
Maximum Percentage Of Volume Weighted Average Price Of Shares Measured On A Daily Basis That Is Eligible To Be Received As Advance			200.00%
Number Of Threshold Trading Days Prior To Date Of Notice To The Shareholders For Determining The Volume Weighted Average Price Of Shares			5 days
Percentage Of Daily Volume Weighted Average Price Of Shares At Which The Shares Are Eligible To Be Purchased			98.00%
Number Of Consecutive Trading Days For Determining The Volume Weighted Average Price Of Shares			2 days
Common stock shares subscribed but not issued value			$ 500,000,000
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | B. Riley [Member]
Subsequent Events (Details) [Line Items]
Period After Registration When The Request Could Be Made To The Investee To Purchase The Shares		36 months
Percentage Of Daily Volume Weighted Average Price Of Shares At Which The Shares Are Eligible To Be Purchased	98.00%
Common stock shares subscribed but not issued value		$ 500,000,000
Subsequent Event [Member] | Funding Commitment Letter [Member]
Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				10,000,000
Aggregate Outstanding Amount				$ 310,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share												$ 0.0001
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Preference shares, authorized												45,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Preference shares, authorized												20,000,000
Subsequent Event [Member] | Aardvark [Member]
Subsequent Events (Details) [Line Items]
Asset acquisition, consideration transferred					$ 3,000,000
Payments to acquire productive assets					20,000,000
Subsequent Event [Member] | Sorrento [Member] | Two Thousand And Twenty Two Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face amount					$ 5,000,000
Debt instrument, term					7 years
Debt instrument, interest rate, stated percentage					2.66%
Minimum time declared to file with sec regarding resale registration statement					60 days
Subsequent Event [Member] | Sorrento [Member]
Subsequent Events (Details) [Line Items]
Notes payable, related parties																$ 23,000,000
Subsequent Event [Member] | Scilex Pharma Note [Member] | Subordinated Debt [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face amount																		$ 35,000,000
Debt instrument, repurchase amount																	$ 20,000,000
Percentage of purchase price in cash equal is to principal amount of the loan																	100.00%
Restricted cash																	$ 10,000,000
Sales threshold limit						$ 481,000,000
Subsequent Event [Member] | Scilex Pharma Note [Member] | Subordinated Debt [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt instrument face amount						$ 28,000,000
Subsequent Event [Member] | Vicker's Vantage
Subsequent Events (Details) [Line Items]
Sponsors deposited (in Dollars)													$ 323,889
Common stock par value				$ 0.0001
Contribution per share				$ 10			$ 0.75
Number of shares (in Shares)				1,500,000
Warrant Exercise Price							$ 0.75
Additional principal amount								$ 500,000
Convertible Promissory Note								$ 2,035,000
Subsequent Event [Member] | Sorrento [Member] | Agreement With Certain Of The Third Party Professional Service Providers [Member]
Subsequent Events (Details) [Line Items]
Liabilities assumed in a non cash transaction									$ 11,900,000
Subsequent Event [Member] | Sorrento [Member] | Agreement With Certain Of The Third Party Professional Service Providers [Member] | Accounts Payable [Member]
Subsequent Events (Details) [Line Items]
Liabilities assumed in a non cash transaction									10,000,000
Subsequent Event [Member] | Sorrento [Member] | Agreement With Certain Of The Third Party Professional Service Providers [Member] | Accrued Liabilities [Member]
Subsequent Events (Details) [Line Items]
Liabilities assumed in a non cash transaction									$ 1,900,000